Vanguard® Energy Index Fund
Schedule of Investments (unaudited)
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Coal & Consumable Fuels (0.5%)
	CONSOL Energy Inc.	166,631	17,774
	Peabody Energy Corp.	588,074	14,020
*	Uranium Energy Corp.	1,909,464	12,450
*	Centrus Energy Corp. Class A	69,399	3,471
	Enviva Inc.	193,281	236
			47,951
Integrated Oil & Gas (38.0%)
	Exxon Mobil Corp.	20,870,228	2,144,207
	Chevron Corp.	9,451,782	1,357,276
	Occidental Petroleum Corp.	3,456,609	204,459
			3,705,942
Oil & Gas Drilling (1.3%)
	Noble Corp. plc	587,783	27,120
*	Valaris Ltd.	346,887	23,796
*	Transocean Ltd. (XNYS)	3,668,783	23,334
	Patterson-UTI Energy Inc.	1,853,851	21,709
	Helmerich & Payne Inc.	517,955	18,766
*	Diamond Offshore Drilling Inc.	532,956	6,859
*	Nabors Industries Ltd. (XNYS)	47,146	4,093
			125,677
Oil & Gas Equipment & Services (10.3%)
	Schlumberger NV	7,403,847	385,296
	Baker Hughes Co.	5,259,970	177,524
	Halliburton Co.	4,681,093	173,341
	TechnipFMC plc	2,282,224	47,288
	NOV Inc.	2,051,380	38,607
*	Weatherford International plc	356,714	32,350
	ChampionX Corp.	1,024,140	30,028
	Liberty Energy Inc.	843,272	16,739
*	Tidewater Inc.	260,646	15,660
	Cactus Inc. Class A	336,859	14,313
	Archrock Inc.	774,555	11,223
*	Oceaneering International Inc.	525,242	10,852
*	Expro Group Holdings NV	481,743	7,491
*	Helix Energy Solutions Group Inc.	746,437	6,957
*	US Silica Holdings Inc.	400,692	4,520
	Core Laboratories Inc.	242,652	4,297
*	ProPetro Holding Corp.	440,527	4,013
*	Dril-Quip Inc.	168,694	3,748
	RPC Inc.	507,247	3,678
	Select Water Solutions Inc.	459,574	3,429

		Shares	Market Value ($000)
*	TETRA Technologies Inc.	640,675	3,024
*	Newpark Resources Inc.	429,457	2,985
*	Bristow Group Inc.	95,394	2,456
	Kodiak Gas Services Inc.	120,924	2,132
*	DMC Global Inc.	103,534	1,651
*	ProFrac Holding Corp. Class A	30	—
			1,003,602
Oil & Gas Exploration & Production (28.3%)
	ConocoPhillips	6,238,451	720,978
	EOG Resources Inc.	3,033,327	373,312
	Pioneer Natural Resources Co.	1,215,440	281,544
	Hess Corp.	1,239,677	174,249
	Devon Energy Corp.	3,337,695	150,096
	Diamondback Energy Inc.	884,993	136,652
	Coterra Energy Inc.	3,933,430	103,253
	Marathon Oil Corp.	3,155,285	80,239
	EQT Corp.	1,735,248	69,340
	Ovintiv Inc. (XNYS)	1,350,514	59,882
	APA Corp.	1,600,689	57,625
	Texas Pacific Land Corp.	31,994	53,492
	Chesapeake Energy Corp.	586,096	47,069
	Range Resources Corp.	1,257,318	40,863
*	Southwestern Energy Co.	5,451,237	35,924
*	Antero Resources Corp.	1,486,540	35,127
	Chord Energy Corp.	216,355	35,080
	Matador Resources Co.	589,639	34,128
	Murphy Oil Corp.	772,788	33,052
	Permian resources Corp.	1,914,494	25,156
	Civitas Resources Inc.	341,849	23,482
	SM Energy Co.	618,148	23,150
	Magnolia Oil & Gas Corp. Class A	929,894	19,993
*	CNX Resources Corp.	841,173	17,547
	Northern Oil and Gas Inc.	466,551	17,458
*	Kosmos Energy Ltd.	2,396,172	16,270
	California Resources Corp.	269,436	13,798
	Viper Energy Inc.	358,911	11,062
	Sitio Royalties Corp. Class A	425,339	9,370
*	Talos Energy Inc.	646,176	8,995
*	Callon Petroleum Co.	284,243	8,888
*	Gulfport Energy Corp.	63,252	8,668
	Kimbell Royalty Partners LP	346,208	5,325
	Comstock Resources Inc.	507,450	5,009
*	Vital Energy Inc.	105,870	4,747
	Crescent Energy Co. Class A	407,406	4,644
	Vitesse Energy Inc.	120,486	2,847
	Berry Corp.	354,545	2,546
*	SilverBow Resources Inc.	79,382	2,525
	SandRidge Energy Inc.	173,120	2,391
	HighPeak Energy Inc.	133,437	2,052
*,1	Tellurian Inc.	3,038,606	1,850
	W&T Offshore Inc.	535,472	1,788
	Riley Exploration Permian Inc.	42,000	1,037
			2,762,503
Oil & Gas Refining & Marketing (9.8%)
	Marathon Petroleum Corp.	2,083,099	310,778
	Phillips 66	2,319,812	299,001
	Valero Energy Corp.	1,839,695	230,624

		Shares	Market Value ($000)
	HF Sinclair Corp.	767,336	40,270
	PBF Energy Inc. Class A	579,491	25,729
*	Par Pacific Holdings Inc.	302,317	10,360
	Delek US Holdings Inc.	337,658	9,164
*	Green Plains Inc.	279,561	6,955
	World Kinect Corp.	313,567	6,597
	CVR Energy Inc.	183,272	5,823
*	REX American Resources Corp.	81,864	4,013
*	Clean Energy Fuels Corp.	932,496	3,366
*,1	Vertex Energy Inc.	461,414	1,560
*	Gevo Inc.	1,239,944	1,401
			955,641
Oil & Gas Storage & Transportation (11.3%)
	Williams Cos. Inc.	6,337,088	233,142
	Cheniere Energy Inc.	1,253,562	228,336
	ONEOK Inc.	2,884,411	198,592
	Kinder Morgan Inc.	10,447,088	183,555
	Targa Resources Corp.	1,107,182	100,145
	DTE Midstream LLC	504,819	28,921
	Antero Midstream Corp.	1,874,207	24,964
	Equitrans Midstream Corp.	2,257,027	21,171
*	Plains GP Holdings LP Class A	1,023,211	16,535
*	EnLink Midstream LLC	1,202,131	16,433
	New Fortress Energy Inc.	320,590	12,336
	Hess Midstream LP Class A	356,147	11,589
	International Seaways Inc.	178,432	8,144
	Dorian LPG Ltd.	168,225	7,126
	Kinetik Holdings Inc.	80,893	2,941
*	NextDecade Corp.	439,964	2,195
	Excelerate Energy Inc. Class A	96,209	1,609
			1,097,734
Total Common Stocks (Cost $8,660,175)			9,699,050
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2,3]	Vanguard Market Liquidity Fund, 5.438% (Cost $3,029)	30,298	3,029
Total Investments (99.5%) (Cost $8,663,204)			9,702,079
Other Assets and Liabilities—Net (0.5%)			44,829
Net Assets (100.0%)			9,746,908
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,130,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $2,951,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
EQT Corp.	8/30/24	BANA	11,988	(5.331)	—	(9)

Over-the-Counter Total Return Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Hess Corp.	1/31/24	GSI	28,834	(5.325)	—	(786)
ONEOK Inc.	1/31/25	CITNA	10,328	(5.320)	—	(3)
					—	(798)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,699,050	—	—	9,699,050
Temporary Cash Investments	3,029	—	—	3,029
Total	9,702,079	—	—	9,702,079
Derivative Financial Instruments
Liabilities
Swap Contracts	—	798	—	798